Business Combinations - Schedule of Pro Forma Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Sales	$ 104,563,002	$ 98,321,144
Cost of goods sold	82,848,600	75,523,745
Gross profit	21,714,402	22,797,399
Operating expenses	32,470,186	38,643,670
Loss from operations	(10,755,784)	(15,846,271)
Net loss from continuing operations	$ (12,875,313)	$ (12,144,338)
Loss per share (in dollars per share)	$ (0.07)	$ (0.06)